18. RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Accounts payable, related parties
		December 31,
	Notes	2018	2017
		RMB	RMB

Mr. Li		43,526	62,748
Alliance Rich	(1)	23	22
Honest Best Int’l Ltd.	(1)	80	76
Smart Success	(1)	12,407	11,812
Hebei Kaiyuan	(2)	33,675	32,229
Ruituo	(2)	223,243	—
Beiguo Mall Luquan Outlets	(3)	1,906,020	—
Beiguo Mall Xinji Branch	(3)	—	1,729,316
Total		2,218,974	1,836,203

Schedule of related party transactions
	Notes		Year Ended December 31,
			2018	2017	2016
			RMB	RMB	RMB
Capital nature:
Alliance Rich	(1)	(d)	—	847	1,166
Beiguo Mall Xinji Branch	(4)	(c)	793,882	3,754,748	1,132,130
Beiguo Mall Xinji Branch	(4)	(d)	72,434	138,980	13,690
Hebei Kaiyuan	(2)	(b)	—	4,220	—
Hebei Xuyuan Investment Company	(5)	(b)	—	10,450	62,300
Hebei Xuyuan Investment Company	(5)	(d)	—	432	1,287
Kaiyuan Shengrong	(1)	(a)	160,000	560,000	625,999
Mr. Li	(3)	(e)	22,945	29,816	—
Mr. Li	(3)	(a)	911,000	1,766,000	1,750,998
Mr. Li	(3)	(b)	—-	63,424	—
Mr. Li	(3)	(d)	1,721	1,702	—
Ruituo	(2)	(b)	758,760	765,000	812,595
Ruituo	(2)	(c)	1,349,024	1,075,688	3,681,410
Ruituo	(2)	(d)	10,883	16,059	20,111
Xinji Beiguo Mall	(4)	(d)	—	—	7
Beiguo Mall Luquan Outlets	(4)	(c)	2,624,225	—	—
Beiguo Mall Luquan Outlets	(4)	(d)	69,896	—	—
Mrs. Xiaoru Li	(10)	(a)	160,000	—	—
Mr. Ruiqi Li	(11)	(a)	476,000	—	—
Operating nature:
Smart Success Investment Limited	(1)	(f)	—	—	739,814
Hebei Kaiyuan	(2)	(d)	1,841	1,873	1,834
Mr. Lei Chen	(6)	(g)	—	109,272	45,377
Mr. Lei Chen	(6)	(d)	—	1,622	2,597
Mr. Shu Ling Li	(7)	(g)	—	1,434	706
Mr. Xing Wei	(8)	(g)	—	1,033	1,033
Mr. Yong Qi Li	(9)	(g)	—	61,760	3,000